SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
Shared Based Compensation [Abstract]
SHARE BASED OMPENSATION

8) SHARE-BASED COMPENSATION

Certain employees of AXA Equitable, who perform services on a full-time basis for MLOA, participate in various share-based payment arrangements sponsored by AXA Financial. MLOA was allocated $2 million, $3 million and $3 million of compensation costs, included in Compensation and benefits in the statement of Earnings (Loss), for share-based payment arrangements during 2014, 2013 and 2012, respectively.